PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
Production line for e-bicycles	$942,892	$829,004
Furniture, fixtures and office equipment	51,808	46,665
	994,700	875,669
Less: accumulated depreciation	(199,641)	(147,231)
Property and equipment, net	$795,059	$728,438

As of December 31, 2024 and 2023, property and equipment, net consisted of the following:

	As of
	December 31,	December 31,
	2024	2023
Production line for e-bicycles	$829,004	$1,719,776
Furniture, fixtures and office equipment	46,665	181,360
Vehicles	-	78,475
	875,669	1,979,611
Less: accumulated depreciation	147,231	898,864
Property and equipment, net	$728,438	$1,080,747